Third Quarter Report
February 28, 2023 (Unaudited)
Columbia High Yield Municipal Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia High Yield Municipal Fund, February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.5%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	2.450%	2,500,000	2,500,000
Utah 0.2%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005B (JPMorgan Chase Bank)
05/15/2037	2.450%	1,300,000	1,300,000
Total Floating Rate Notes (Cost $3,800,000)			3,800,000

Municipal Bonds 98.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.3%
Sumter County Industrial Development Authority(c)
Revenue Bonds
Green Bonds - Enviva, Inc.
Series 2022 (Mandatory Put 07/15/32)
07/15/2052	6.000%	1,500,000	1,332,744
Alaska 0.1%
Northern Tobacco Securitization Corp.(d)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	5,000,000	591,265
Arizona 2.5%
Arizona Industrial Development Authority(e),(f)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	0.000%	3,000,000	1,950,000
Series 2021A
07/01/2051	0.000%	500,000	325,000
Arizona Industrial Development Authority(e)
Revenue Bonds
Pinecrest Academy of Northern Nevada Project
Series 2022
07/15/2029	4.500%	2,500,000	2,391,627
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Development Authority of the County of Pima (The)(e)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2057	4.000%	4,000,000	2,802,475
Revenue Bonds
La Posada at Pusch Ridge Project
Series 2022
11/15/2057	7.000%	1,000,000	1,013,898
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	1,500,000	1,469,119
Series 2018
02/15/2048	5.000%	230,000	223,693
Maricopa County Industrial Development Authority(c),(e)
Revenue Bonds
Commercial Metals Co.
Series 2022
10/15/2047	4.000%	3,000,000	2,477,778
Total			12,653,590
California 4.9%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Subordinated Series 2020B-1
06/01/2049	5.000%	390,000	393,273
California Municipal Finance Authority(c),(e),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,241,201
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	1,000,000	989,710
California Statewide Communities Development Authority(e)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	1,000,000	981,676
2	Columbia High Yield Municipal Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	504,864
CMFA Special Finance Agency(e)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	2,000,000	1,582,409
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	5,000,000	4,045,863
CSCDA Community Improvement Authority(e)
Revenue Bonds
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	1,392,466
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	3,000,000	2,055,206
Golden State Tobacco Securitization Corp.(d)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	40,000,000	3,959,344
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	1,000,000	799,534
Hastings Campus Housing Finance Authority(d),(e)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,006,101
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	5,958,279
Total			24,946,626
Colorado 9.9%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	4,000,000	2,962,028
Aurora Crossroads Metropolitan District No. 2
Limited General Obligation Bonds
Senior Series 2020A
12/01/2050	5.000%	1,000,000	863,969
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City & County of Denver Airport System(c)
Revenue Bonds
Series 2022A
11/15/2047	5.000%	900,000	934,473
Colorado Bridge Enterprise(c)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	5,314,639
Colorado Educational & Cultural Facilities Authority(e)
Refunding Revenue Bonds
New Summit Charter Academy Project
Series 2021
07/01/2051	4.000%	715,000	532,987
07/01/2061	4.000%	1,225,000	865,874
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Christian Living Neighborhoods
Series 2021
01/01/2042	4.000%	1,000,000	732,384
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	2,814,115
Revenue Bonds
Aberdeen Ridge
Series 2021A
05/15/2058	5.000%	3,250,000	2,410,113
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	3,858,715
Eagle Brook Meadows Metropolitan District No. 3
Limited General Obligation Bonds
Series 2021
12/01/2051	5.000%	1,500,000	1,264,434
Fiddlers Business Improvement District(e)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	3,000,000	2,998,336
Fitzsimons Village Metropolitan District No. 3
Limited General Obligation Refunding Bonds
Series 2021A-1
12/01/2055	4.250%	2,000,000	1,388,062
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	4,000,000	3,796,338
Lanterns Metropolitan District No. 2
Limited General Obligation Bonds
Series 2021A
12/01/2050	4.500%	2,830,000	2,012,500

Columbia High Yield Municipal Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Peak Metropolitan District No. 1(e)
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.000%	1,150,000	979,431
Peak Metropolitan District No. 3(d)
Limited General Obligation Bonds
Capital Appreciation
Series 2022
12/01/2052	0.000%	2,000,000	1,073,699
Rampart Range Metropolitan District No. 5
Revenue Bonds
Series 2021
12/01/2051	4.000%	2,500,000	1,720,526
RRC Metropolitan District No. 2
Limited General Obligation Bonds
Series 2021
12/01/2051	5.250%	2,500,000	2,063,782
Sagebrush Farm Metropolitan District No. 1
Limited General Obligation Bonds
Series 2022A
12/01/2052	6.750%	2,000,000	1,941,639
Senac South Metropolitan District No. 1
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.250%	3,000,000	2,531,044
Sky Ranch Community Authority Board
Limited General Obligation Bonds
Series 2022A
12/01/2052	5.750%	1,250,000	1,151,703
Sterling Ranch Community Authority Board
Refunding Revenue Bonds
Series 2022A
12/01/2053	6.750%	2,000,000	2,009,282
Waterfront at Foster Lake Metropolitan District No. 2
Revenue Bonds
Series 2022
12/01/2028	4.625%	2,000,000	1,827,347
Windler Public Improvement Authority
Revenue Bonds
Series 2021A-1
12/01/2051	4.125%	4,000,000	2,722,105
Total			50,769,525
Connecticut 0.5%
Connecticut State Health & Educational Facility Authority(e)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,506,401
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Stamford Housing Authority(e)
Revenue Bonds
The Dogwoods Project
BAN Series 2022
12/01/2027	11.000%	1,000,000	1,014,780
Total			2,521,181
District of Columbia 0.5%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	680,000	546,876
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,034,149
Total			2,581,025
Florida 8.5%
Capital Trust Agency, Inc.(e)
04/27/2021
07/01/2056	5.000%	4,000,000	3,541,761
Revenue Bonds
WFCS Portfolio Projects
Series 2021A
01/01/2031	3.300%	250,000	216,821
01/01/2056	5.000%	1,000,000	747,075
Capital Trust Agency, Inc.(e),(f)
Revenue Bonds
1st Mortgage - Tapestry Walden Senior Housing Project
Series 2017
07/01/2052	0.000%	3,400,000	782,000
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	1,162,625
Capital Trust Agency, Inc.(d),(e)
Subordinated
07/01/2061	0.000%	30,000,000	1,528,038
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,261,247
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	1,835,000	1,307,759

4	Columbia High Yield Municipal Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tampa(d)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	376,269
County of Miami-Dade(d)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	4,197,375
County of Osceola Transportation(d)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	362,425
Series 2020A-2
10/01/2046	0.000%	3,175,000	821,186
10/01/2048	0.000%	2,000,000	454,384
Florida Development Finance Corp.
Prerefunded 06/15/23 Revenue Bonds
Renaissance Charter School
Series 2013A
06/15/2044	8.500%	1,500,000	1,520,748
Florida Development Finance Corp.(e)
Refunding Revenue Bonds
Glenridge on Palmer Ranch Project (The)
Series 2021
06/01/2051	5.000%	2,000,000	1,590,259
Mayflower Retirement Community Project (The)
Series 2021
06/01/2055	4.000%	1,500,000	993,357
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	1,744,182
Revenue Bonds
Cornerstone Charter Academy Project
Series 2022
10/01/2052	5.125%	1,000,000	920,879
10/01/2056	5.250%	1,900,000	1,751,392
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	1,716,021
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	4,909,259
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	3,000,000	2,514,586
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	4,000,000	2,911,216
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,190,572
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2054	5.750%	2,525,000	2,108,110
Seminole County Industrial Development Authority(e)
Revenue Bonds
Galileo Schools for Gifted Learning Project
Series 2021
06/15/2051	4.000%	830,000	619,761
06/15/2056	4.000%	1,410,000	1,015,017
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	285,036
Total			43,549,360
Georgia 1.7%
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,419,278
Georgia State Road & Tollway Authority(e),(g)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	4,600,000	4,635,431
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	2,552,361
Total			8,607,070
Idaho 1.0%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014
10/01/2056	4.550%	4,000,000	2,769,801

Columbia High Yield Municipal Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Spring Valley Community Infrastructure District No. 1(e)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	3,000,000	2,166,236
Total			4,936,037
Illinois 9.8%
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,231,911
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	1,668,811
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,932,818
Series 2012A
12/01/2042	5.000%	1,000,000	942,441
Series 2016B
12/01/2046	6.500%	1,500,000	1,573,713
Series 2018D
12/01/2046	5.000%	5,000,000	4,670,346
Series 2022A
12/01/2047	4.000%	6,000,000	4,864,697
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2035	5.000%	500,000	517,065
Chicago O’Hare International Airport(c)
Revenue Bonds
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	800,000	788,953
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	3,393,322
Unlimited General Obligation Refunding Bonds
Series 2007F
01/01/2042	5.500%	1,000,000	1,008,926
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	648,000	632,234
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority(e)
Refunding Revenue Bonds
DePaul College Prep Foundation
Series 2023
08/01/2053	5.625%	1,000,000	970,904
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	1,200,000	970,933
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	1,250,000	1,208,156
Metropolitan Pier & Exposition Authority(d)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2022
12/15/2037	0.000%	2,700,000	1,286,295
06/15/2038	0.000%	3,000,000	1,385,036
State of Illinois
Unlimited General Obligation Bonds
Series 2017A
12/01/2035	5.000%	1,345,000	1,385,116
12/01/2038	5.000%	3,000,000	3,063,750
Series 2018A
05/01/2032	5.000%	2,500,000	2,607,141
05/01/2041	5.000%	3,910,000	3,974,135
05/01/2043	5.000%	3,000,000	3,033,796
Series 2020
05/01/2039	5.500%	570,000	605,600
05/01/2045	5.750%	750,000	794,920
Series 2022A
03/01/2047	5.500%	2,700,000	2,832,251
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	557,000	557,358
Total			49,900,628
Iowa 3.2%
Iowa Finance Authority(g)
Prerefunded 11/15/24 Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	1,931,669	1,986,722
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	2,700,000	2,628,662

6	Columbia High Yield Municipal Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lifespace Communities, Inc.
Series 2021
05/15/2053	4.000%	4,000,000	2,496,490
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	1,740,000	1,377,591
PHS Council Bluffs, Inc. Project
Series 2018
08/01/2055	5.250%	3,200,000	2,423,835
Iowa Tobacco Settlement Authority(d)
Refunding Revenue Bonds
Series 2021B-2
06/01/2065	0.000%	50,000,000	5,373,160
Total			16,286,460
Kansas 1.1%
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	2,642,106
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	3,000,000	2,856,802
Total			5,498,908
Kentucky 0.7%
City of Henderson(c),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	3,000,000	2,819,594
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,001,903
Total			3,821,497
Louisiana 1.5%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	26,404
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana Public Facilities Authority(c)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	3,420,000	3,434,375
Parish of St. James(e)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,040,089
Total			7,500,868
Maryland 0.8%
Maryland Economic Development Corp.(c)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	2,000,000	2,000,020
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	2,165,010
Total			4,165,030
Massachusetts 1.0%
Massachusetts Development Finance Agency(e)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	1,854,650
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,023,612
Massachusetts Educational Financing Authority(c)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,500,000	1,384,986
Total			5,263,248
Michigan 0.7%
Michigan Finance Authority(d)
Refunding Revenue Bonds
Senior Series 2020B-2 Class 2
06/01/2065	0.000%	37,500,000	3,504,450

Columbia High Yield Municipal Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 0.7%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	422,482
05/01/2051	5.000%	1,500,000	1,220,736
St. Cloud Housing & Redevelopment Authority(f)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	2,245,000	1,908,250
Total			3,551,468
Missouri 1.1%
Kansas City Industrial Development Authority(e)
Revenue Bonds
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,800,000	1,533,234
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	1,500,000	1,230,875
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	2,745,684
Total			5,509,793
Montana 0.2%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	1,500,000	1,219,625
Nevada 1.1%
City of Reno(d),(e)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	16,000,000	1,973,606
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,349,795
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018A
12/15/2048	5.000%	1,500,000	1,355,161
Total			5,678,562
New Hampshire 0.8%
New Hampshire Business Finance Authority(e)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2054	5.750%	3,750,000	3,402,981
New Hampshire Health and Education Facilities Authority Act(f)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	0.000%	2,086,966	459,133
Total			3,862,114
New Jersey 2.5%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,000,000	1,039,642
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	1,000,000	1,121,081
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	13
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	350,000	365,893
New Jersey Economic Development Authority(c)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	2,000,104
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Subordinated Series 2013-1B
12/01/2043	4.750%	5,000,000	4,793,442
Passaic County Improvement Authority (The)(h)
Revenue Bonds
Paterson Arts and Science Charter School Project
Series 2023
07/01/2053	5.375%	1,000,000	1,004,311
07/01/2058	5.500%	1,000,000	1,005,943

8	Columbia High Yield Municipal Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Jersey Port Corp.(c)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	600,000	603,610
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	1,025,000	1,013,393
Total			12,947,432
New York 5.1%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,329,994
Build NYC Resource Corp.(e)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	715,000	716,835
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	500,000	502,595
Glen Cove Local Economic Assistance Corp.(g)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,107,596
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	1,500,000	1,144,114
Jefferson County Industrial Development Agency(c),(e),(f)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	0.000%	1,620,000	648,000
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2055	5.250%	4,000,000	4,092,819
Nassau County Tobacco Settlement Corp.(d)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	1,352,683
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	3,000,000	2,803,870
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,260,817
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	2,500,000	2,488,324
10/01/2045	4.375%	2,500,000	2,264,725
Westchester County Local Development Corp.(e)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	3,000,000	2,208,034
Total			25,920,406
North Carolina 0.8%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019
07/01/2049	5.000%	1,000,000	895,073
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,500,000	1,042,819
North Carolina Turnpike Authority(d)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	733,934
North Carolina Turnpike Authority
Revenue Bonds
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,234,991
Total			3,906,817
Ohio 3.1%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	11,370,000	10,324,665

Columbia High Yield Municipal Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	1,875,000	1,604,585
Hickory Chase Community Authority(e)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,360,000	1,217,236
Lake County Port & Economic Development Authority(e),(f)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	5,600,000	1,624,000
Ohio Air Quality Development Authority(c)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	439,320
Ohio Air Quality Development Authority(c),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2048	4.500%	500,000	464,614
Total			15,674,420
Oregon 0.8%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	827,280
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	2,744,475
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	775,000	745,689
Total			4,317,444
Pennsylvania 3.9%
Allentown Neighborhood Improvement Zone Development Authority(e)
Revenue Bonds
City Center Project
Subordinated Series 2022
05/01/2042	5.250%	3,000,000	2,908,156
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018 (AGM)
06/01/2039	4.000%	1,365,000	1,327,722
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2046	4.000%	2,500,000	2,276,784
Dauphin County Industrial Development Authority(c)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A
06/01/2024	6.900%	3,200,000	3,327,962
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,487,364
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	940,660
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,352,813
Pennsylvania Economic Development Financing Authority(e),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	1,048,438
Pennsylvania Economic Development Financing Authority(c)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	1,500,000	1,628,754
Philadelphia Authority for Industrial Development
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	1,939,491
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,759,407
Total			19,997,551

10	Columbia High Yield Municipal Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico 6.1%
Commonwealth of Puerto Rico(d),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	3,001,691	1,309,488
Subordinated Series 2022
11/01/2043	0.000%	2,384,607	1,025,381
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	168,169	157,781
Commonwealth of Puerto Rico(i)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2033	4.000%	503,640	450,183
07/01/2035	4.000%	452,705	395,409
07/01/2037	4.000%	388,540	331,246
07/01/2041	4.000%	528,266	434,786
07/01/2046	4.000%	1,719,389	1,363,452
Puerto Rico Commonwealth Aqueduct & Sewer Authority(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	3,000,000	2,885,458
Puerto Rico Electric Power Authority(f),(i)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	1,390,000
Series 2010XX
07/01/2040	0.000%	8,500,000	5,950,000
Puerto Rico Highway & Transportation Authority(d),(i)
Revenue Bonds
Series 2022B
07/01/2032	0.000%	306,982	191,480
Series 2022C
07/01/2053	0.000%	525,123	290,220
Puerto Rico Sales Tax Financing Corp.(d),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	44,000,000	11,221,320
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	4,000,000	3,701,200
Total			31,097,404
South Carolina 2.2%
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,243,817
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	613,599
05/01/2048	5.125%	1,500,000	1,206,690
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	6,000,000	5,206,840
Total			11,270,946
Tennessee 0.6%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	3,750,000	2,817,069
Texas 8.2%
Angelina & Neches River Authority(c),(e)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	3,000,000	1,983,690
Arlington Higher Education Finance Corp.
Refunding Revenue Bonds
Legacy Traditional Schools
Series 2021
02/15/2056	4.500%	2,330,000	1,615,178
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	2,625,000	2,158,945
Arlington Higher Education Finance Corp.(e)
Revenue Bonds
Magellan International School
Series 2022
06/01/2062	6.375%	1,750,000	1,733,584
Brazoria County Industrial Development Corp.(c),(e),(g)
Revenue Bonds
Aleon Renewable Metals LLC Project
Series 2022
06/01/2042	10.000%	2,000,000	1,973,968
City of Houston Airport System(c)
Refunding Revenue Bonds
United Airlines, Inc. Airport Improvement Projects
Series 2020
07/15/2027	5.000%	2,350,000	2,346,650
Revenue Bonds
United Airlines, Inc. Terminal Improvement Projects
Series 2021
07/15/2041	4.000%	2,850,000	2,447,536

Columbia High Yield Municipal Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	3,426,489
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	3,500,000	3,150,000
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	1,630,000	815,000
Series 2016A-1
07/01/2046	0.000%	950,000	634,125
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	898,314
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	850,000
Series 2015A
07/01/2047	5.000%	1,000,000	850,000
Westminster Project
Series 2021
11/01/2055	4.000%	500,000	353,096
Port Beaumont Navigation District(c),(e)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2020A
01/01/2050	4.000%	2,000,000	1,469,675
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2050	3.000%	1,750,000	1,054,035
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	905,241
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,151,321
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sanger Industrial Development Corp.(c),(e),(f)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	4,950,000	1,237,500
Tarrant County Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	1,650,000
Texas Private Activity Bond Surface Transportation Corp.(c)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	3,300,000	3,230,108
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	1,250,000	1,250,065
12/31/2055	5.000%	3,515,000	3,352,126
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	500,000	491,205
Total			42,027,851
Utah 2.7%
Black Desert Public Infrastructure District(e)
Limited General Obligation Bonds
Senior Bonds
Series 2021A
03/01/2051	4.000%	3,000,000	2,223,572
Downtown East Streetcar Sewer Public Infrastructure District(e)
Limited General Obligation Bonds
Series 2022A
03/01/2053	6.000%	2,000,000	1,965,014
Mida Golf and Equestrian Center Public Infrastructure District(e)
Limited General Obligation Bonds
Series 2021
06/01/2057	4.625%	3,000,000	2,221,445
Red Bridge Public Infrastructure District No. 1(e)
Limited General Obligation Bonds
Series 2021-1A
02/01/2041	4.125%	500,000	383,733
02/01/2051	4.375%	1,100,000	810,735
Subordinated Series 2021B
08/15/2051	7.375%	600,000	479,793
UIPA Crossroads Public Infrastructure District(e)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	4,000,000	3,340,558

12	Columbia High Yield Municipal Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah Charter School Finance Authority(e)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	3,000,000	2,350,918
Total			13,775,768
Virginia 2.6%
City of Chesapeake Expressway Toll Road(g)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	7,647,569
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2051	5.000%	1,200,000	1,068,672
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007B-1
06/01/2047	5.000%	5,000,000	4,660,663
Total			13,376,904
Washington 2.5%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,059,476
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,280,904
12/01/2045	6.250%	2,500,000	2,558,589
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,220,000	1,159,085
Washington State Housing Finance Commission(e)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	3,000,000	3,210,588
Revenue Bonds
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	1,800,000	1,323,440
Total			12,592,082
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 4.7%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,289,832
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	3,789,580
Public Finance Authority(e)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	2,300,000	2,006,607
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,500,000	1,875,503
Public Finance Authority(c)
Revenue Bonds
Sky Harbour Capital LLC Aviation Facilities Project
Series 2021
07/01/2054	4.250%	5,000,000	3,553,922
Wisconsin Center District(d)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2060	0.000%	18,000,000	2,597,953
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	3,000,000	2,326,850
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	2,323,374
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	900,000	628,843
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,000,000	2,706,556
Total			24,099,020
Total Municipal Bonds (Cost $600,864,967)			502,072,188

Columbia High Yield Municipal Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2023 (Unaudited)
Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 3.151%(j)	106,653	106,642
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 2.972%(j)	24,322	24,322
Total Money Market Funds (Cost $130,975)		130,964
Total Investments in Securities (Cost $604,795,942)		506,003,152
Other Assets & Liabilities, Net		4,390,385
Net Assets		$510,393,537
At February 28, 2023, securities and/or cash totaling $994,500 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(500)	06/2023	USD	(55,828,125)	88,973	—
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of February 28, 2023.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2023, the total value of these securities amounted to $129,435,239, which represents 25.36% of total net assets.
(f)	Represents a security in default.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2023.
(h)	Represents a security purchased on a when-issued basis.
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2023, the total value of these securities amounted to $31,097,404, which represents 6.09% of total net assets.
(j)	The rate shown is the seven-day current annualized yield at February 28, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia High Yield Municipal Fund | Third Quarter Report 2023

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